Retirement Plans	12 Months Ended
Dec. 31, 2013
Retirement Plans

Note 17—Retirement Plans

Pacific Drilling sponsors a defined contribution retirement plan covering substantially all U.S. employees (the “U.S. Savings Plan”) and an international savings plan (the “International Savings Plan”). Under the U.S. Savings Plan, the Company matches 100% of employee contributions up to 6% of eligible compensation per participant. Under the International Savings Plan, we contribute 6% of base compensation (limited to a contribution of $15,000 per participant). During the years ended December 31, 2013, 2012 and 2011, our total employer contributions to both plans amounted to $4.5 million, $3.7 million and $2.8 million, respectively.